Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Components of Cost of Sales

	Year ended December 31,
	2024	2023
Materials	$44,212	$44,361
Salaries and benefits	61,348	60,609
Contracted services	42,967	32,911
Maintenance costs	31,974	31,025
Utilities	12,484	13,574
Other costs	1,131	1,185
Change in inventory (excluding depreciation and depletion)	(1,250)	(5,269)
Cost of production	192,866	178,396
Sales expense and others	11,107	10,718
Depreciation and depletion	83,287	86,065
Change in inventory (depreciation and depletion)	2,446	(4,544)
	$289,706	$270,635